Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses and Related Investment

	Business Loans	Personal Loans	Total
For the year ended December 31, 2013
Beginning balance	$638,471	$219,342	$857,813
Charge-offs	-	-	-
Recoveries	(288,313)	(277,180)	(565,493)
Provisions	699,678	383,950	1,083,628
Ending balance	1,049,836	326,112	1,375,948
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$1,049,836	$326,112	$1,375,948

For the year ended December 31, 2012
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(25,396)	-	(25,396)
Provisions	-	116,536	116,536
Ending balance	638,471	219,342	857,813
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$638,471	$219,342	$857,813

Schedule of Loan Portfolio by the Aggregate Pass Rating and the Classified Ratings

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Business loans	$52,714,898	$1,894,572	$130,886	$1,735,550	$144,987	$56,620,893
Personal loans	32,320,605	312,993	736,232	212,690	-	33,582,520
	$85,035,503	$2,207,565	$867,118	$1,948,240	$144,987	$90,203,413

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Business loans	$61,138,762	$1,344,320	$79,257	$1,284,741	$-	$63,847,080
Personal loans	21,594,332	-	38,569	301,312	-	21,934,213
	$82,733,094	$1,344,320	$117,826	$1,586,053	$-	$85,781,293